CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2025 ₪ / shares shares	Dec. 31, 2024 ₪ / shares shares
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share | (per share)	₪ 1	₪ 1
Ordinary shares, shares authorized	5,000,000	5,000,000
Common Stock, Shares, Issued	2,785,787	2,786,158
Ordinary shares, shares outstanding	2,785,787	2,786,158